Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Shareholders equity [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2022	$ 1,000		$ 4,410,565	$ 73,767	$ 4,485,332	$ (44,717)	$ 4,409,302
Balance, shares at Jun. 30, 2022	16,000,000
IfrsStatementLineItems [Line Items]
Net loss			2,241,986		2,241,986		2,241,986
Conversion of convertible debentures	$ 1,297,348				1,297,348		1,297,348
Conversion of convertible debentures, shares	2,500,000
Common shares issued, net of costs	$ 5,611,802				5,611,802		5,611,802
Common shares issued, net of costs, shares	8,050,000
Broker warrants issued	$ (242,575)	242,575
RSU granted		156,231			156,231		156,231
RSU vested	$ 187,500				187,500		187,500
RSU vested, shares	250,000
Share-based compensation		810,524			810,524		810,524
Advisory warrants issued		1,792,594			1,792,594		1,792,594
Other comprehensive loss				(190,526)	(190,526)		(190,526)
Solar facilities acquisition						283,122	283,122
Balance at Jun. 30, 2023	$ 6,855,075	3,001,924	6,652,551	(116,759)	16,392,791	238,405	$ 16,631,196
Balance, shares at Jun. 30, 2023	26,800,000						26,800,000
IfrsStatementLineItems [Line Items]
Net loss			(3,473,737)		(3,473,737)	(103,407)	$ (3,577,144)
Common shares issued, net of costs	$ 21,659				21,659		21,659
Common shares issued, net of costs, shares	2,200
RSU granted		65,066			65,066		65,066
Share-based compensation		795,313			795,313		795,313
Other comprehensive loss				216,440	216,440	8,172	224,612
Broker warrants exercised	$ 82,500				$ 82,500		$ 82,500
Broker warrants exercised, shares	110,000
OFIT GM and OFIT RT acquisition	2,066,464				2,066,464	2,508,989	4,575,453
OFIT GM and OFIT RT acquisition, shares	278,875
Acquisition of NCI of Solar Alliance DevCo		$ 196,872			$ 196,872	$ (291,226)	$ (94,354)
Balance at Jun. 30, 2024	$ 9,025,698	$ 4,059,175	$ 3,178,814	$ 99,681	$ 16,363,368	$ 2,360,933	$ 18,724,301
Balance, shares at Jun. 30, 2024	27,191,075						27,191,075